Leases - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 29, 2018 USD ($)
Continuing operations
Leases [Line Items]
Rental expense related to our facilities	$ 8
Discontinued operations
Leases [Line Items]
Rental expense related to our facilities	$ 24